UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22048

Investment Company Act File Number

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Emerging Markets Local Income Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 74.3%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.8%
Albania Government Bond, 8.80%, 10/23/25	ALL	27,500	$284,705
Albania Government Bond, 8.93%, 4/23/25	ALL	66,500	701,649
Republic of Albania, 5.75%, 11/12/20(1)	EUR	1,300	1,551,832

Total Albania			$2,538,186

Angola — 0.1%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	258	$252,089

Total Angola			$252,089

Argentina — 3.8%
City of Buenos Aires, 7.50%, 6/1/27(1)	USD	1,020	$1,063,350
Republic of Argentina, 0.75%, 2/22/17	USD	2,348	2,283,078
Republic of Argentina, 0.75%, 6/9/17	USD	2,397	2,302,846
Republic of Argentina, 0.75%, 9/21/17	USD	2,239	2,122,737
Republic of Argentina, 1.75%, 10/28/16	USD	2,228	2,206,901
Republic of Argentina, 2.40%, 3/18/18	USD	2,586	2,431,216

Total Argentina			$12,410,128

Bangladesh — 0.1%
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	29,600	$406,958

Total Bangladesh			$406,958

Barbados — 1.2%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	3,841	$3,207,235
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	787	657,145

Total Barbados			$3,864,380

Bosnia and Herzegovina — 1.1%
Republic of Srpska, 1.50%, 6/30/23	BAM	227	$110,506
Republic of Srpska, 1.50%, 10/30/23	BAM	708	342,315
Republic of Srpska, 1.50%, 12/15/23	BAM	38	18,424
Republic of Srpska, 1.50%, 5/31/25	BAM	5,006	2,346,663
Republic of Srpska, 1.50%, 6/9/25	BAM	480	225,117
Republic of Srpska, 1.50%, 12/24/25	BAM	581	269,316
Republic of Srpska, 1.50%, 9/25/26	BAM	361	163,402
Republic of Srpska, 1.50%, 9/26/27	BAM	109	46,944

Total Bosnia and Herzegovina			$3,522,687

Brazil — 2.1%
Letra do Tesouro Nacional, 0.00%, 1/1/17	BRL	18,400	$5,368,931
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	1,485,888

Total Brazil			$6,854,819

Colombia — 1.1%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$2,137,106
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,330,550

Total Colombia			$3,467,656

Costa Rica — 0.0%(3)
Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	61,749	$89,049

Total Costa Rica			$89,049

Security	Principal Amount (000’s omitted)		Value
Dominican Republic — 5.6%
Dominican Republic International Bond, 9.04%, 1/23/18(1)	USD	334	$352,364
Dominican Republic International Bond, 9.04%, 1/23/18(2)	USD	1,115	1,175,037
Dominican Republic International Bond, 10.375%, 3/4/22(1)	DOP	7,600	166,818
Dominican Republic International Bond, 10.40%, 5/10/19(1)	DOP	245,300	5,435,204
Dominican Republic International Bond, 13.50%, 8/4/17(1)	DOP	3,000	67,762
Dominican Republic International Bond, 14.00%, 6/8/18(1)	DOP	5,400	126,409
Dominican Republic International Bond, 15.00%, 4/5/19(1)	DOP	403,300	9,908,705
Dominican Republic International Bond, 15.95%, 6/4/21(1)	DOP	5,600	149,005
Dominican Republic International Bond, 16.00%, 2/10/17(1)	DOP	19,200	431,250
Dominican Republic International Bond, 16.00%, 7/10/20(1)	DOP	7,300	189,922
Dominican Republic International Bond, 16.95%, 2/4/22(1)	DOP	3,600	100,219

Total Dominican Republic			$18,102,695

Ecuador — 3.1%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	4,334	$3,781,415
Republic of Ecuador, 7.95%, 6/20/24(2)	USD	600	523,500
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	5,615	5,651,497

Total Ecuador			$9,956,412

Fiji — 0.8%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	2,581	$2,558,803

Total Fiji			$2,558,803

Georgia — 3.3%
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	1,913	$816,137
Georgia Treasury Bond, 10.25%, 4/16/20	GEL	130	57,931
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	2,934	1,214,347
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	100	43,764
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	9,030	4,205,230
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	3,580	1,650,363
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	5,272	2,650,015

Total Georgia			$10,637,787

India — 1.7%
India Government Bond, 8.40%, 7/28/24	INR	350,000	$5,597,032

Total India			$5,597,032

Indonesia — 11.1%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,380,326
Indonesia Government Bond, 7.875%, 4/15/19	IDR	38,448,000	3,033,774
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	385,378
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	949,772
Indonesia Government Bond, 8.25%, 5/15/36	IDR	22,926,000	1,928,933
Indonesia Government Bond, 8.375%, 3/15/24	IDR	43,330,000	3,599,117
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,193,255
Indonesia Government Bond, 8.75%, 5/15/31	IDR	114,246,000	9,956,711
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,690,165
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	4,579,643
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	515,776
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,996,815
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	788,853
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	2,065,371

Total Indonesia			$36,063,889

Iraq — 0.8%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	3,596	$2,710,485

Total Iraq			$2,710,485

Security	Principal Amount (000’s omitted)		Value
Kenya — 0.9%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$1,726,091
Republic of Kenya, 6.875%, 6/24/24(1)	USD	1,295	1,234,006

Total Kenya			$2,960,097

Lebanon — 0.1%
Lebanon Treasury Note, 6.18%, 12/29/16	LBP	54,590	$36,418
Lebanon Treasury Note, 6.18%, 1/26/17	LBP	64,490	43,039
Lebanon Treasury Note, 6.50%, 8/4/16	LBP	107,610	71,409

Total Lebanon			$150,866

Macedonia — 1.6%
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	4,871	$5,283,060

Total Macedonia			$5,283,060

Mexico — 2.0%
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	$2,515,186
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,402,078
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,665,299

Total Mexico			$6,582,563

Mongolia — 0.5%
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	1,650	$1,498,089

Total Mongolia			$1,498,089

Nigeria — 0.3%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	905	$912,014

Total Nigeria			$912,014

Philippines — 2.8%
Republic of the Philippines, 4.95%, 1/15/21	PHP	90,000	$2,049,406
Republic of the Philippines, 6.25%, 1/14/36	PHP	286,000	6,996,649

Total Philippines			$9,046,055

Russia — 8.9%
Russia Government Bond, 6.40%, 5/27/20	RUB	1,041,897	$14,741,919
Russia Government Bond, 7.00%, 8/16/23	RUB	126,860	1,794,092
Russia Government Bond, 7.60%, 4/14/21	RUB	283,826	4,156,531
Russia Government Bond, 8.15%, 2/3/27	RUB	293,141	4,409,997
Russia Government Bond, 8.50%, 9/17/31	RUB	247,204	3,770,814

Total Russia			$28,873,353

Rwanda — 0.5%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	1,640	$1,629,537

Total Rwanda			$1,629,537

Serbia — 8.8%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	1,098	$1,137,116
Republic of Serbia, 5.875%, 12/3/18(1)	USD	4,570	4,860,492
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,631,640	14,749,918
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	948,454
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	628,610	6,888,704

Total Serbia			$28,584,684

South Africa — 2.0%
Republic of South Africa, 10.50%, 12/21/26(5)	ZAR	80,000	$6,492,211

Total South Africa			$6,492,211

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 6.9%
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	386,000	$2,473,794
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	336,690	2,110,104
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	677,910	4,106,428
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	307,000	2,055,632
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	293,000	1,938,187
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	106,340	705,875
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	424,800	2,669,763
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	55,000	336,428
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	911,240	5,786,230

Total Sri Lanka			$22,182,441

Tanzania — 1.6%
United Republic of Tanzania, 6.892%, 3/9/20(1)(6)	USD	5,054	$5,218,488

Total Tanzania			$5,218,488

Zambia — 0.7%
Zambia Government Bond, 11.00%, 9/1/19	ZMW	30,900	$2,105,215

Total Zambia			$2,105,215

Total Foreign Government Bonds (identified cost $252,151,622)			$240,551,728

Foreign Corporate Bonds — 5.8%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.1%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	400	$400,800

Total Azerbaijan			$400,800

Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$219,007

Total Colombia			$219,007

Finland — 0.3%
Municipality Finance PLC, 0.50%, 12/6/16	TRY	2,961	$959,826

Total Finland			$959,826

Georgia — 2.0%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	5,051	$5,237,382
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	3,220	1,390,789

Total Georgia			$6,628,171

India — 1.3%
Export-Import Bank of India, 8.87%, 10/30/29	INR	15,000	$241,857
Food Corp. of India, 9.95%, 3/7/22	INR	50,000	822,107
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	35,000	539,800
National Hydroelectric PC, Ltd., 8.85%, 2/11/26	INR	15,000	239,251
NTPC, Ltd., 9.17%, 9/22/24	INR	35,000	563,617
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	50,000	782,630
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	15,000	239,096
Rural Electrification Corp., Ltd., 9.04%, 10/12/19	INR	50,000	777,766

Total India			$4,206,124

Mexico — 0.4%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$317,440
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	10,630	517,451
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	306,332

Total Mexico			$1,141,223

Security	Principal Amount (000’s omitted)		Value
Mongolia — 0.5%
Development Bank of Mongolia, LLC, 5.75%, 3/21/17(1)	USD	1,668	$1,680,510

Total Mongolia			$1,680,510

Russia — 0.9%
Gazprom PAO Via Gaz Capital SA, 5.136%, 3/22/17(1)	EUR	2,665	$3,055,671

Total Russia			$3,055,671

South Korea — 0.1%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	880	$280,939

Total South Korea			$280,939

Sweden — 0.1%
Svensk Exportkredit AB, 0.50%, 2/27/17	IDR	400,000	$29,300
Svensk Exportkredit AB, 5.15%, 1/30/17(1)	RUB	12,100	178,942

Total Sweden			$208,242

Total Foreign Corporate Bonds (identified cost $20,108,228)			$18,780,513

Sovereign Loans — 0.7%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.7%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.61%, Maturing August 1, 2021(7)(8)(9)		$2,400	$2,311,107

Total Ethiopia			$2,311,107

Total Sovereign Loans (identified cost $2,219,668)			$2,311,107

Short-Term Investments — 14.0%

Foreign Government Securities — 2.8%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.5%
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	426	$170,563
Georgia Treasury Bill, 0.00%, 7/13/17	GEL	3,825	1,519,018

Total Georgia			$1,689,581

Kenya — 0.8%
Kenya Treasury Bond, 19.06%, 9/26/16	KES	260,350	$2,590,547

Total Kenya			$2,590,547

Lebanon — 1.5%
Lebanon Treasury Bill, 0.00%, 8/25/16	LBP	6,495,330	$4,298,399
Lebanon Treasury Bill, 0.00%, 10/20/16	LBP	295,240	194,087
Lebanon Treasury Bill, 0.00%, 2/16/17	LBP	371,100	239,882

Total Lebanon			$4,732,368

Total Foreign Government Securities (identified cost $8,900,487)			$9,012,496

U.S. Treasury Obligations — 3.2%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/18/16(10)		$2,000	$1,999,834
U.S. Treasury Bill, 0.00%, 9/22/16(10)		8,300	8,297,319

Total U.S. Treasury Obligations (identified cost $10,294,536)			$10,297,153

Repurchase Agreements — 2.5%

Description	Principal Amount (000’s omitted)		Value
Bank of America, N.A.:
Dated 7/11/16 with a maturity date of 8/12/16, an interest rate of 0.85% payable by the Portfolio and repurchase proceeds of EUR 1,517,674, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $1,692,609.	EUR	1,519	$1,697,963
JPMorgan Chase Bank, N.A.:
Dated 7/26/16 with a maturity date of 8/4/16, an interest rate of 7.50% and repurchase proceeds of ZAR 90,408,638, collateralized by ZAR 120,872,674 Republic of South Africa 6.25%, due 3/31/36 and a market value, including accrued interest, of $6,683,470.	ZAR	90,277	6,503,520

Total Repurchase Agreements (identified cost $7,968,464)			$8,201,483

Other — 5.5%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(11)		$17,680	$17,680,207

Total Other (identified cost $17,680,207)			$17,680,207

Total Short-Term Investments (identified cost $44,843,694)			$45,191,339

Total Investments — 94.8% (identified cost $319,323,212)			$306,834,687

Currency Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call BRL/Put USD	Goldman Sachs International	USD	9,000	BRL	3.20	10/7/16	$(103,347)
Call COP/Put USD	Goldman Sachs International	USD	3,400	COP	2,820.00	10/7/16	(11,431)
Call ZAR/Put USD	Deutsche Bank AG	USD	5,000	ZAR	13.83	10/11/16	(116,035)

Total Currency Options Written (premiums received $208,211)							$(230,813)

Securities Sold Short — (0.5)%

Foreign Government Bonds — (0.5)%

Security	Principal Amount (000’s omitted)	Value
Germany — (0.5)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR (1,500)	$(1,689,944)

Total Germany		$(1,689,944)

Total Foreign Government Bonds (proceeds $1,825,056)		$(1,689,944)

Total Securities Sold Short (proceeds $1,825,056)		$(1,689,944)

Other Assets, Less Liabilities — 5.8%		$18,925,046

Net Assets — 100.0%		$323,838,976

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the aggregate value of these securities is $59,314,921 or 18.3% of the Portfolio’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $13,807,690 or 4.3% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at July 31, 2016.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $49,841.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	33,200,000	USD	9,201,723	BNP Paribas	8/2/16	$1,037,606	$—
USD	10,127,509	BRL	33,200,000	BNP Paribas	8/2/16	—	(111,820)
EUR	4,694,497	PLN	20,830,000	Morgan Stanley & Co. International PLC	8/4/16	—	(96,138)
MYR	53,364,000	USD	13,568,269	Bank of America, N.A.	8/4/16	—	(450,639)
PLN	23,511,293	EUR	5,311,595	Morgan Stanley & Co. International PLC	8/4/16	94,190	—
USD	13,161,672	MYR	53,364,000	JPMorgan Chase Bank, N.A.	8/4/16	44,042	—
USD	5,351,854	ZAR	81,589,872	Standard Chartered Bank	8/4/16	—	(523,462)
ZAR	81,589,872	USD	5,558,083	Standard Chartered Bank	8/4/16	317,234	—
RSD	8,723,636	EUR	70,523	Deutsche Bank AG	8/8/16	180	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	14,872,355	EUR	13,500,000	JPMorgan Chase Bank, N.A.	8/8/16	$—	$(224,007)
INR	349,359,000	USD	5,176,732	BNP Paribas	8/9/16	38,222	—
INR	120,060,000	USD	1,779,181	Standard Chartered Bank	8/9/16	12,980	—
USD	3,997,368	INR	269,768,000	BNP Paribas	8/9/16	—	(29,514)
USD	1,373,804	INR	92,705,000	Standard Chartered Bank	8/9/16	—	(10,022)
IDR	17,311,857,000	USD	1,274,486	Goldman Sachs International	8/11/16	45,718	—
RUB	285,819,040	USD	4,204,334	Credit Suisse International	8/11/16	116,914	—
RUB	279,945,148	USD	4,350,217	Deutsche Bank AG	8/11/16	—	(117,775)
USD	1,255,494	IDR	17,311,857,000	Deutsche Bank AG	8/11/16	—	(64,710)
USD	11,266,630	RUB	765,928,015	Credit Suisse International	8/11/16	—	(313,301)
IDR	14,434,580,000	USD	1,069,545	BNP Paribas	8/16/16	30,561	—
IDR	13,887,616,000	USD	1,028,789	Standard Chartered Bank	8/16/16	29,632	—
USD	796,608	IDR	10,913,530,000	Goldman Sachs International	8/16/16	—	(35,147)
USD	470,662	IDR	6,495,141,000	Standard Chartered Bank	8/16/16	—	(24,353)
USD	796,899	IDR	10,913,525,000	Standard Chartered Bank	8/16/16	—	(34,857)
USD	1,452,993	EUR	1,293,136	Deutsche Bank AG	8/17/16	6,448	—
MXN	263,877,201	USD	13,837,890	BNP Paribas	8/19/16	210,452	—
MXN	6,630,365	USD	351,116	Citibank, N.A.	8/19/16	1,872	—
MXN	145,397,141	USD	7,850,267	Deutsche Bank AG	8/19/16	—	(109,588)
EUR	1,902,217	RSD	235,057,000	Deutsche Bank AG	8/22/16	639	—
RSD	176,960,000	EUR	1,428,941	Deutsche Bank AG	8/22/16	3,012	—
RSD	58,097,000	EUR	470,117	Deutsche Bank AG	8/22/16	—	(115)
USD	7,511,379	PHP	354,406,000	Bank of America, N.A.	8/22/16	—	(13,515)
USD	780,475	ZAR	12,627,000	JPMorgan Chase Bank, N.A.	8/22/16	—	(125,556)
IDR	91,848,913,000	USD	6,661,511	Barclays Bank PLC	8/23/16	332,574	—
USD	1,972,686	IDR	26,000,000,000	BNP Paribas	8/23/16	—	(7,155)
USD	1,065,855	IDR	14,000,000,000	Goldman Sachs International	8/23/16	—	(213)
USD	908,403	IDR	12,000,000,000	Standard Chartered Bank	8/23/16	—	(5,370)
USD	5,339,455	EUR	4,760,655	Goldman Sachs International	8/24/16	12,597	—
USD	14,222,353	TRY	43,482,000	Goldman Sachs International	8/29/16	—	(237,870)
USD	12,055,651	EUR	10,599,306	Standard Chartered Bank	8/31/16	192,541	—
BRL	92,842,770	USD	25,271,591	Standard Chartered Bank	9/2/16	3,054,858	—
COP	21,093,540,000	USD	7,061,190	Citibank, N.A.	9/13/16	—	(251,277)
EUR	32,256,818	USD	36,403,755	Goldman Sachs International	9/14/16	—	(277,827)
TRY	34,281,512	USD	11,452,572	Deutsche Bank AG	9/16/16	—	(98,696)
USD	186,465	TRY	558,155	Deutsche Bank AG	9/16/16	1,607	—
USD	5,484,515	TRY	16,903,000	Goldman Sachs International	9/16/16	—	(113,680)
USD	380,398	ZAR	5,717,000	BNP Paribas	9/19/16	—	(27,578)
USD	380,437	ZAR	5,935,000	BNP Paribas	9/19/16	—	(43,096)
KES	21,091,866	USD	206,076	Standard Chartered Bank	9/27/16	36	—
KES	8,708,830	USD	85,089	Standard Chartered Bank	9/27/16	15	—
USD	2,569,718	KES	302,532,912	Standard Chartered Bank	9/27/16	—	(386,666)
BRL	33,200,000	USD	9,934,468	BNP Paribas	10/4/16	102,106	—
COP	20,436,000,000	USD	6,890,088	Citibank, N.A.	10/14/16	—	(330,013)
IDR	7,352,068,000	USD	555,586	Bank of America, N.A.	10/18/16	—	(367)
RUB	415,039,000	USD	6,431,473	Deutsche Bank AG	10/19/16	—	(264,220)
USD	9,226,295	RUB	595,395,901	Deutsche Bank AG	10/19/16	379,037	—
PLN	63,079,555	USD	15,879,454	Goldman Sachs International	10/25/16	278,072	—
EUR	4,258,973	USD	4,709,146	Standard Chartered Bank	10/27/16	69,746	—
USD	1,045,481	EUR	940,227	Standard Chartered Bank	10/27/16	—	(9,526)
USD	1,860,107	EUR	1,667,435	Standard Chartered Bank	10/27/16	—	(10,882)
USD	3,153,790	EUR	2,827,428	Standard Chartered Bank	10/27/16	—	(18,800)
USD	8,480,831	EUR	7,658,119	Standard Chartered Bank	10/27/16	—	(112,162)
KES	55,514,000	USD	535,333	Citibank, N.A.	11/2/16	2,929	—
USD	3,102,843	EUR	2,790,201	Goldman Sachs International	11/2/16	—	(28,768)
USD	727,996	EUR	654,402	Standard Chartered Bank	11/2/16	—	(6,479)
USD	2,158,347	EUR	1,940,157	Standard Chartered Bank	11/2/16	—	(19,209)
MXN	152,769,868	USD	8,049,628	BNP Paribas	11/3/16	19,047	—
MYR	53,364,000	USD	13,128,644	JPMorgan Chase Bank, N.A.	11/3/16	74,936	—
EUR	2,566,429	RSD	326,449,739	Citibank, N.A.	11/22/16	—	(54,132)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RSD	120,538,415	EUR	948,748	Citibank, N.A.	11/22/16	$18,731	$—
USD	4,087,890	BRL	18,400,000	Citibank, N.A.	1/5/17	—	(1,321,482)
MXN	107,180,000	USD	5,623,000	Bank of America, N.A.	1/13/17	—	(6,596)
MXN	23,274,000	USD	1,233,452	Bank of America, N.A.	1/13/17	—	(13,857)
MXN	7,983,171	USD	435,667	Bank of America, N.A.	1/13/17	—	(17,337)
USD	8,117,453	MXN	148,744,202	Bank of America, N.A.	1/13/17	323,018	—
RON	66,992,499	EUR	14,883,914	BNP Paribas	1/30/17	113,934	—

						$6,965,486	$(5,947,777)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Depreciation
8/31/16	COP	6,529,700	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	$2,059,982	$(10,814)
8/31/16	COP	6,269,800	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	1,801,638	(13,588)
8/31/16	COP	15,764,800	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	5,974,192	(31,757)
9/8/16	COP	21,254,100	Republic of Colombia, 5.00%, 11/21/28	Deutsche Bank AG	6,705,357	(38,964)
9/8/16	COP	6,393,000	Republic of Colombia, 7.50%, 8/26/26	Deutsche Bank AG	2,081,203	(5,529)

						$(100,652)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
IMM 10-Year Interest Rate Swap	10	Long	Sep-16	$931,737	$917,823	$(13,914)
U.S. 5-Year Deliverable Interest Rate Swap	94	Short	Sep-16	(9,749,562)	(9,821,531)	(71,969)
U.S. 10-Year Deliverable Interest Rate Swap	82	Short	Sep-16	(8,695,776)	(8,875,219)	(179,443)

						$(265,326)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	67,771		Pays	Mexico Interbank TIIE 28 Day	6.08%		6/27/24	$1,679
CME Group, Inc.	MXN	130,000		Pays	Mexico Interbank TIIE 28 Day	6.21		6/29/26	9,179
CME Group, Inc.(1)	MXN	54,241		Pays	Mexico Interbank TIIE 28 Day	6.19		7/20/26	(5,755)
CME Group, Inc.(1)	MXN	96,672		Pays	Mexico Interbank TIIE 28 Day	6.19		7/20/26	(8,306)
LCH.Clearnet(1)	EUR	20,440		Receives	6-month Euro Interbank Offered Rate	0.50	(2)	9/21/21	(154,405)
LCH.Clearnet(1)	EUR	0	(3)	Receives	6-month Euro Interbank Offered Rate	1.00	(2)	6/15/26	(5)
LCH.Clearnet(1)	EUR	3,440		Receives	6-month Euro Interbank Offered Rate	1.00	(2)	9/21/26	(82,768)
LCH.Clearnet	PLN	16,000		Pays	6-month PLN WIBOR	3.44		5/9/19	205,499
LCH.Clearnet	PLN	21,430		Pays	6-month PLN WIBOR	3.25		6/5/19	244,018
LCH.Clearnet	PLN	4,106		Pays	6-month PLN WIBOR	1.78		2/27/20	325
LCH.Clearnet	PLN	6,426		Pays	6-month PLN WIBOR	1.72		2/27/20	(2,869)
LCH.Clearnet	PLN	4,400		Pays	6-month PLN WIBOR	2.19		10/28/21	29,497

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	11,400	Pays	6-month PLN WIBOR	2.44%		10/28/24	$114,410
LCH.Clearnet(1)	USD	2,104	Receives	3-month USD-LIBOR-BBA	1.50	(2)	9/21/18	(240)
LCH.Clearnet	ZAR	72,130	Pays	3-month ZAR JIBAR	8.38		3/18/21	133,414
LCH.Clearnet	ZAR	68,770	Pays	3-month ZAR JIBAR	8.79		3/18/26	231,411

								$715,084

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than EUR 500.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$616,077
Bank of America, N.A.	CNY	15,484	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(8,276)
Bank of America, N.A.	CNY	98,630	Pays	7-day China Fixing Repo Rates	2.37	7/8/18	(16,286)
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	35,279
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	148,113
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	382,773
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	(258,351)
Barclays Bank PLC	MYR	9,556	Pays	3-month MYR KLIBOR	3.90	11/26/19	44,164
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	74,099
Barclays Bank PLC	MYR	21,070	Pays	3-month MYR KLIBOR	4.14	11/26/24	181,182
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	106,730
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	10,560
Credit Suisse International	RUB	256,671	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	455,692
Credit Suisse International	RUB	85,557	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	145,686
Credit Suisse International	RUB	128,336	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	213,355
Credit Suisse International	RUB	83,880	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	137,790
Deutsche Bank AG	BRL	32,649	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	(88,621)
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	84,147
Deutsche Bank AG	CNY	38,881	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(20,285)
Deutsche Bank AG	CNY	185,584	Pays	7-day China Fixing Repo Rates	2.45	1/29/21	(208,767)
Deutsche Bank AG	MYR	31,996	Pays	3-month MYR KLIBOR	3.80	11/18/16	9,409
Deutsche Bank AG	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	109,764
Deutsche Bank AG	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	26,384
Goldman Sachs International	BRL	20,110	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	(26,524)
Goldman Sachs International	MYR	10,122	Pays	3-month MYR KLIBOR	4.04	11/18/21	72,631
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	494,037
Goldman Sachs International	RUB	802,075	Pays	3-month Moscow Prime Offered Rate	10.40	11/9/20	1,031,906
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	136,610
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR	3.44	5/9/19	143,540
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	34,700
JPMorgan Chase Bank, N.A.	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	259,960

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International PLC	BRL	41,201	Pays	Brazil CETIP Interbank Deposit Rate	15.58%	1/2/19	$1,159,915
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	222,628
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	78,704
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	161,938
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR	3.91	10/24/19	33,772
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR	4.19	10/24/24	38,612
Standard Chartered Bank	CNY	45,078	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(24,094)
The Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	(5,011)

							$5,993,942

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
South Africa	ICE Clear Credit	$150	1.00	%(1)	12/20/19	$4,205	$(3,096)	$1,109
South Africa	ICE Clear Credit	100	1.00	(1)	3/20/20	3,358	(2,266)	1,092

Total						$7,563	$(5,362)	$2,201

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Bank of America, N.A.	$2,600	1.00	%(1)	9/20/17	0.81%	$8,660	$19,374	$28,034
South Africa	Bank of America, N.A.	3,040	1.00	(1)	9/20/17	0.81	10,125	8,893	19,018
South Africa	Bank of America, N.A.	920	1.00	(1)	9/20/17	0.81	3,064	3,575	6,639
South Africa	Bank of America, N.A.	680	1.00	(1)	9/20/17	0.81	2,265	2,355	4,620
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	0.81	1,499	2,601	4,100
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	0.81	1,436	2,323	3,759
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	0.81	3,797	5,777	9,574
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	0.81	2,498	4,493	6,991
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	0.81	4,330	10,496	14,826
South Africa	Deutsche Bank AG	2,000	1.00	(1)	9/20/17	0.81	6,661	14,903	21,564
South Africa	Deutsche Bank AG	810	1.00	(1)	9/20/17	0.81	2,698	6,704	9,402
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	0.81	1,699	4,010	5,709
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	0.81	16,653	17,357	34,010
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	0.81	1,332	1,776	3,108
Turkey	Bank of America, N.A.	6,387	1.00	(1)	12/20/17	1.10	(1,874)	42,031	40,157
Turkey	Barclays Bank PLC	7,630	1.00	(1)	9/20/19	2.02	(227,026)	198,164	(28,862)
Turkey	Deutsche Bank AG	3,220	1.00	(1)	9/20/19	2.02	(95,809)	82,531	(13,278)

Total		$37,268					$(257,992)	$427,363	$169,371

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Goldman Sachs International	$2,471	1.00	%(1)	6/20/18	$117,813	$(125,600)	$(7,787)
Lebanon	Goldman Sachs International	215	5.00	(1)	12/20/18	(6,807)	5,790	(1,017)
Lebanon	Goldman Sachs International	199	5.00	(1)	12/20/18	(6,301)	4,957	(1,344)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	38,743	(49,352)	(10,609)
South Africa	Bank of America, N.A.	300	1.00	(1)	12/20/19	8,129	(4,711)	3,418
South Africa	Bank of America, N.A.	775	1.00	(1)	12/20/20	39,839	(13,096)	26,743
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/20	26,988	(9,731)	17,257
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	8,129	(5,446)	2,683
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	3,186	(1,452)	1,734
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	38,554	(13,383)	25,171
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	29,044	(9,512)	19,532
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	3,186	(1,592)	1,594
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	3,186	(1,937)	1,249
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	39,839	(13,924)	25,915
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	40,610	(14,916)	25,694
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	43,181	(19,492)	23,689
South Africa	Deutsche Bank AG	500	1.00	(1)	9/20/20	22,059	(11,763)	10,296
South Africa	Deutsche Bank AG	610	1.00	(1)	12/20/20	31,357	(10,703)	20,654
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	41,896	(14,589)	27,307
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	42,153	(14,916)	27,237
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	2,710	(2,152)	558
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	2,710	(2,583)	127
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	3,186	(1,565)	1,621
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	3,186	(1,620)	1,566
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	3,186	(2,239)	947

Total						$579,762	$(335,527)	$244,235

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $37,268,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	10.54% on TRY 21,450,000 plus USD 9,981,225	3-month USD-LIBOR-BBA on USD 9,981,225 plus TRY 21,450,000	4/3/19	$(2,337,723)
Goldman Sachs International	9.51% on TRY 43,482,000 plus USD 14,326,854	3-month USD-LIBOR-BBA on USD 14,326,854 plus TRY 43,482,000	7/29/23	651,619
Goldman Sachs International	9.56% on TRY 16,903,000 plus USD 5,549,245	3-month USD-LIBOR-BBA on USD 5,549,245 plus TRY 16,903,000	7/28/23	310,486
JPMorgan Chase Bank, N.A.	8.97% on TRY 8,196,576 plus USD 3,251,319	3-month USD-LIBOR-BBA on USD 3,251,319 plus TRY 8,196,576	3/3/20	(430,880)

				$(1,806,498)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Currency Abbreviations:

ALL	-	Albanian Lek

BAM	-	Bosnia-Herzegovina Convertible Mark

BDT	-	Bangladeshi Taka

BRL	-	Brazilian Real

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GEL	-	Georgian Lari

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

TRY	-	New Turkish Lira

USD	-	United States Dollar

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

Written options activity for the fiscal year to date ended July 31, 2016 was as follows:

	Principal Amount of Contracts (000’s Omitted)	Premiums Received
Outstanding, beginning of period	$—	$—
Options written	38,200	419,810
Options expired	(20,800)	(211,599)

Outstanding, end of period	$17,400	$208,211

At July 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its Portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps	$659,587	$(337,817)
Credit	Credit default swaps (centrally cleared)*	2,201	—

Total		$661,788	$(337,817)

Foreign Exchange	Currency options written	$—	$(230,813)
Foreign Exchange	Forward foreign currency exchange contracts	6,965,486	(5,947,777)

Total		$6,965,486	$(6,178,590)

Interest Rate	Cross-currency swaps	$962,105	$(2,768,603)
Interest Rate	Financial futures contracts*	—	(265,326)
Interest Rate	Interest rate swaps	6,650,157	(656,215)
Interest Rate	Interest rate swaps (centrally cleared)	969,432	(254,348)
Interest Rate	Non-deliverable bond forward contracts	—	(100,652)

Total		$8,581,694	$(4,045,144)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2016 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount		Value including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral
JPMorgan Chase Bank, N.A.	7/26/16	8/4/16	7.30%	ZAR	90,276,984	$6,508,685	$6,492,211

Total						$6,508,685	$6,492,211

ZAR	-	South African Rand

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2016. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$319,197,330

Gross unrealized appreciation	$9,299,827
Gross unrealized depreciation	(21,662,470)

Net unrealized depreciation	$(12,362,643)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$240,551,728	$—	$240,551,728
Foreign Corporate Bonds	—	18,780,513	—	18,780,513
Sovereign Loans	—	—	2,311,107	2,311,107
Short-Term Investments -
Foreign Government Securities	—	9,012,496	—	9,012,496
U.S. Treasury Obligations	—	10,297,153	—	10,297,153
Repurchase Agreements	—	8,201,483	—	8,201,483
Other	—	17,680,207	—	17,680,207
Total Investments	$—	$304,523,580	$2,311,107	$306,834,687
Forward Foreign Currency Exchange Contracts	$—	$6,965,486	$—	$6,965,486
Swap Contracts	—	9,248,844	—	9,248,844
Total	$—	$320,737,910	$2,311,107	$323,049,017

Liability Description
Currency Options Written	$—	$(230,813)	$—	$(230,813)
Securities Sold Short	—	(1,689,944)	—	(1,689,944)
Forward Foreign Currency Exchange Contracts	—	(5,947,777)	—	(5,947,777)
Non-deliverable Bond Forward Contracts	—	(100,652)	—	(100,652)
Futures Contracts	(265,326)	—	—	(265,326)
Swap Contracts	—	(4,016,983)	—	(4,016,983)
Total	$(265,326)	$(11,986,169)	$—	$(12,251,495)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2016 is not presented. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016